                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                       AIM INTERNATIONAL CORE EQUITY FUND
                          AIM INTERNATIONAL GROWTH FUND


              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                         Supplement dated March 23, 2007
       to the Statement of Additional Information dated February 28, 2007


The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND     TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             OTHER
  POSITION(S) HELD WITH THE     AND/OR                                                          TRUSTEESHIP(S) HELD
            TRUST               OFFICER                                                              BY TRUSTEE
                                 SINCE
----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962      2007     Head of North American Retail Investments,           None
Vice President                             Director, Chief Investment Officer and Executive
                                           Vice President, AIM Funds Management Inc. d/b/a
                                           AIM Trimark Investments; Senior Vice President and
                                           Head of Equity Investments, A I M Advisors, Inc.
                                           and A I M Capital Management, Inc.; and
                                           Vice President, The AIM Family of
                                           Funds--Registered Trademark--

                                           Formerly:  Director, Trimark Trust

----------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961        2007     Chief Investment Officer of INVESCO Fixed Income     None"
Vice President                             and Vice President, INVESCO Institutional (N.A.),
                                           Inc.; Senior Vice President and Fixed Income Chief
                                           Investment Officer, A I M Advisors, Inc. and A I M
                                           Capital Management, Inc.; and Vice President, The
                                           AIM Family of Funds--Registered Trademark--

----------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS -- TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

----------------------------------------------------------------------------------------------------------------------
       Name of Trustee                  Dollar Range of Equity Securities               Aggregate Dollar Range of
                                                     Per Fund                            Equity Securities in All
                                                                                     Registered Investment Companies
                                                                                         Overseen by Trustee in
                                                                                            The AIM Family of
                                                                                      Funds--Registered Trademark--
----------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(4)                        N/A                                                   N/A
----------------------------------------------------------------------------------------------------------------------
                               Asia Pacific Growth                    Over $100,000
                               European Growth                        Over $100,000
Robert H. Graham               Global Aggressive Growth               Over $100,000           Over $100,000
                               International Growth                   Over $100,000
----------------------------------------------------------------------------------------------------------------------
Philip A. Taylor(5)                          -0-                                                   -0-
----------------------------------------------------------------------------------------------------------------------
Bob R. Baker                   Asia Pacific Growth               $50,001 - $100,000           Over $100,000
----------------------------------------------------------------------------------------------------------------------
                               Asia Pacific Growth                $10,001 - $50,000
Frank S. Bayley                European Growth                    $10,001 - $50,000           Over $100,000
                               Global Growth                      $10,001 - $50,000
----------------------------------------------------------------------------------------------------------------------
James T. Bunch                               -0-                                              Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett              International Core Equity         $10,001 -- $50,000           Over $100,000(6)
                               International Growth                    $1 - $10,000
----------------------------------------------------------------------------------------------------------------------
Albert R. Dowden                             -0-                                              Over $100,000
----------------------------------------------------------------------------------------------------------------------
Jack M. Fields                               -0-                                              Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
                               Asia Pacific Growth               $50,001 - $100,000
                               Global Aggressive Growth          $50,001 - $100,000
Carl Frischling                Global Growth                          Over $100,000           Over $100,000(6)
                               International Growth                   Over $100,000
----------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis             European Growth                   $50,001 - $100,000           Over $100,000(6)
                               Global Aggressive Growth          $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock               International Core Equity               $1 - $10,000           Over $100,000
                               International Growth                    $1 - $10,000
----------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                Asia Pacific Growth                $10,001 - $50,000        $50,001 -- $100,000
----------------------------------------------------------------------------------------------------------------------
                               European Growth                    $10,001 - $50,000
Larry Soll                     International Core Equity               $1 - $10,000           Over $100,000(6)
                               International Growth              $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------
Raymond Stickel, Jr.                         -0-                                              Over $100,000
----------------------------------------------------------------------------------------------------------------------




--------------------------------
(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."


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